UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

FINQ FIRST U.S. Large Cap AI-Managed Equity ETF Tailored Shareholder Report

semi-annual shareholder report March 31, 2026 FINQ FIRST U.S. Large Cap AI-Managed Equity ETF Ticker: AIUP (NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the FINQ FIRST U.S. Large Cap AI-Managed Equity ETF (the "Fund") for the period February 5, 2026 to March 31, 2026. You can find additional information about the Fund at https://finqai.com/etfs/AIUP. You can also request this information by contacting us at (866) 533-5565 or by writing the Fund at FINQ FIRST U.S. Large Cap AI-Managed Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
FINQ FIRST U.S. Large Cap AI-Managed Equity ETF	$10	0.70%
*	The Fund commenced operations on February 5, 2026. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment.

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Thousands)	$2,371
Number of Holdings	15
Total Advisory Fee Paid	$1,348
Portfolio Turnover Rate	46%

Sector Breakdown
(% of total net assets)

Media
29.0%
Software & Tech Services
22.4%
Tech Hardware & Semiconductors
19.8%
Retail & Wholesale - Discretionary
15.0%
Financial Services
4.6%
Health Care
4.4%
Cash & Other
4.8%

What did the Fund invest in?

(as of March 31, 2026)

Top Ten Holdings	(% of total net assets)
Meta Platforms, Inc. - Class A	15.5
NVIDIA Corp.	15.2
Amazon.com, Inc.	15.0
Oracle Corp.	4.6
Broadcom, Inc.	4.6
Block, Inc. - Class A	4.6
Uber Technologies, Inc.	4.5
Netflix, Inc.	4.5
Microsoft Corp.	4.5
Salesforce, Inc.	4.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://finqai.com/etfs/AIUP.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF Tailored Shareholder Report

semi-annual Shareholder Report March 31, 2026 FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF Ticker: AINT (NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF (the "Fund") for the period February 5, 2026 to March 31, 2026. You can find additional information about the Fund at https://finqai.com/etfs/AINT. You can also request this information by contacting us at (866) 991-5811 or by writing the Fund at FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF	$86	5.82%
*	The Fund commenced operations on February 5, 2026. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Thousands)	$3,095
Number of Holdings	22
Total Advisory Fee Paid	$3,863
Portfolio Turnover Rate	4%

Sector Breakdown
(% of total net assets)

Allocation of Securities Sold Short
(% of total securities sold short)

What did the Fund invest in?

(as of March 31, 2026)

Top 10 Long Holdings	(% of total exposure)
Meta Platforms, Inc. - Class A	4.3
Oracle Corp.	4.3
Broadcom, Inc.	4.3
NVIDIA Corp.	4.3
Alphabet, Inc. - Class A	4.3
Advanced Micro Devices, Inc.	4.2
Amazon.com, Inc.	4.2
Netflix, Inc.	4.2
Datadog, Inc. - Class A	4.2
Microsoft Corp.	4.2

Top Ten Short Holdings	(% of total exposure)
Moderna, Inc.	-5.2
Lululemon Athletica, Inc.	-5.1
Principal Financial Group, Inc.	-5.0
Public Storage - REIT	-4.9
Skyworks Solutions, Inc.	-4.9
Paramount Skydance Corp. - Class B	-4.9
Electronic Arts, Inc.	-4.9
Kenvue, Inc.	-4.9
AES Corp.	-4.9
W.R. Berkley Corp.	-4.9

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://finqai.com/etfs/AINT.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

March 31, 2026 (Unaudited)

Tidal Trust I

●	FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF	| AINT	| NYSE Arca, Inc.
●	FINQ FIRST U.S. Large Cap AI-Managed Equity ETF	| AIUP	| NYSE Arca, Inc.

FINQ ETFs

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF

Schedule of Investments

March 31, 2026 (Unaudited)

COMMON STOCKS - 101.8%	Shares	Value
Media - 25.7%(a)
Alphabet, Inc. - Class A	923	$265,418
Meta Platforms, Inc. - Class A	470	268,901
Netflix, Inc.(b)	2,718	261,336
		795,655

Retail & Wholesale - Discretionary - 8.5%
Amazon.com, Inc.(b)	1,257	261,795

Software & Tech Services - 41.9%(a)
Datadog, Inc. - Class A (b)	2,211	261,008
Microsoft Corp.	701	259,489
Oracle Corp.	1,826	268,623
Salesforce, Inc.	1,370	255,738
ServiceNow, Inc.(b)	2,416	252,593
		1,297,451

Tech Hardware & Semiconductors - 25.7%(a)
Advanced Micro Devices, Inc. (b)	1,288	262,018
Broadcom, Inc.	862	266,798
NVIDIA Corp.	1,525	265,960
		794,776

TOTAL COMMON STOCKS (Cost $3,243,193)		3,149,677

TOTAL INVESTMENTS - 101.8% (Cost $3,243,193)		$3,149,677
Liabilities in Excess of Other Assets - (1.8)%		(54,459)
TOTAL NET ASSETS - 100.0%		$3,095,218

Percentages are stated as a percent of net assets.

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF

Schedule of Securities Sold Short

March 31, 2026 (Unaudited)

COMMON STOCKS - (99.7)%	Shares	Value
Consumer Staple Products - (9.8)%
Kenvue, Inc.	(17,619)	$(303,752)

Health Care - (10.4)%
Moderna, Inc.	(6,343)	(322,224)

Insurance - (19.8)%
Principal Financial Group, Inc.	(3,437)	(309,708)
W.R. Berkley Corp.	(4,579)	(303,496)
		(613,204)

Media - (19.7)%
Electronic Arts, Inc.	(1,496)	(304,990)
Paramount Skydance Corp. - Class B	(33,859)	(305,408)
		(610,398)

Real Estate - (10.0)%
Public Storage - REIT	(1,138)	(308,261)

Retail & Wholesale - Discretionary - (10.3)%
Lululemon Athletica, Inc.	(2,073)	(317,376)

Tech Hardware & Semiconductors - (9.9)%
Skyworks Solutions, Inc.	(5,739)	(307,324)

Utilities - (9.8)%
AES Corp.	(21,549)	(303,625)

TOTAL COMMON STOCKS (Proceeds ($3,135,845))		(3,086,164)

TOTAL SECURITIES SOLD SHORT - (99.7)% (Proceeds $3,135,845)		$(3,086,164)

Percentages are stated as a percent of net assets.

REIT           Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

FINQ FIRST U.S. Large Cap AI-Managed Equity ETF

Schedule of Investments

March 31, 2026 (Unaudited)

COMMON STOCKS - 95.2%	Shares	Value
Financial Services - 4.6%
Block, Inc. - Class A(a)	1,813	$109,106

Health Care - 4.4%
Boston Scientific Corp.(a)	1,660	104,165

Media - 29.0%(b)
DoorDash, Inc. - Class A (a)	702	105,405
Meta Platforms, Inc. - Class A	644	368,452
Netflix, Inc.(a)	1,115	107,207
Uber Technologies, Inc.(a)	1,491	107,248
		688,312

Retail & Wholesale - Discretionary - 15.0%
Amazon.com, Inc.(a)	1,703	354,684

Software & Tech Services - 22.4%
Datadog, Inc. - Class A (a)	881	104,002
Microsoft Corp.	288	106,609
Oracle Corp.	748	110,039
Salesforce, Inc.	566	105,655
ServiceNow, Inc.(a)	995	104,027
		530,332

Tech Hardware & Semiconductors - 19.8%
Broadcom, Inc.	355	109,876
NVIDIA Corp.	2,069	360,834
		470,710

TOTAL COMMON STOCKS (Cost $2,291,946)		2,257,309

SHORT-TERM INVESTMENTS - 4.8%	Shares	Value
Money Market Funds - 4.8%
First American Government Obligations Fund - Class X, 3.53%(c)	114,512	114,512

TOTAL SHORT-TERM INVESTMENTS (Cost $114,512)		114,512

TOTAL INVESTMENTS - 100.0% (Cost $2,406,458)		$2,371,821
Liabilities in Excess of Other Assets - 0.0%(d)		(909)
TOTAL NET ASSETS - 100.0%		$2,370,912

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2026.

(d)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

March 31, 2026 (Unaudited)

	FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF	FINQ FIRST U.S. Large Cap AI-Managed Equity ETF
ASSETS:
Investments, at value (cost $3,243,193 and $2,406,458) (Note 2)	$3,149,677	$2,371,821
Deposits with brokers for other investments	3,039,144	—
Interest receivable	102	18
Dividend receivable	9	3
Total assets	6,188,932	2,371,842

LIABILITIES:
Securities sold short, at value (proceeds $3,135,845 and $–)	3,086,164	—
Payable to custodian	2,652	—
Payable to adviser (Note 4)	2,524	930
Dividend payable	2,374	—
Total liabilities	3,093,714	930
NET ASSETS	$3,095,218	$2,370,912

NET ASSETS CONSISTS OF:
Paid-in capital	$3,187,335	$2,445,924
Total distributable earnings/(accumulated losses)	(92,117)	(75,012)
Total Net Assets	$3,095,218	$2,370,912

Net assets	$3,095,218	$2,370,912
Shares issued and outstanding(a)	125,000	100,000
Net asset value per share	$24.76	$23.71

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended March 31, 2026 (Unaudited)

	FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF(a)	FINQ FIRST U.S. Large Cap AI-Managed Equity ETF(a)
INVESTMENT INCOME:
Dividend income	$1,246	$509
Interest income	3,061	22
Total investment income	4,307	531

EXPENSES:
Dividend expense	14,110	—
Investment advisory fee (Note 4)	3,863	1,348
Total expenses	17,973	1,348
NET INVESTMENT INCOME (LOSS)	(13,666)	(817)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(5,040)	(39,558)
Securities sold short	(88,542)	—
In-kind redemptions	58,966	—
Net realized gain (loss)	(34,616)	(39,558)
Net change in unrealized appreciation (depreciation) on:
Investments	(93,516)	(34,637)
Securities sold short	49,681	—
Net change in unrealized appreciation (depreciation)	(43,835)	(34,637)
Net realized and unrealized gain (loss)	(78,451)	(74,195)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(92,117)	$(75,012)

(a)	Inception date of the Fund was February 5, 2026.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF	FINQ FIRST U.S. Large Cap AI-Managed Equity ETF
	Period Ended March 31, 2026(a) (Unaudited)	Period Ended March 31, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(13,666)	$(817)
Net realized gain (loss)	(34,616)	(39,558)
Net change in unrealized appreciation (depreciation)	(43,835)	(34,637)
Net increase (decrease) in net assets resulting from operations	(92,117)	(75,012)

CAPITAL TRANSACTIONS:
Subscriptions	3,806,395	2,445,924
Redemptions	(620,688)	—
ETF transaction fees (Note 8)	1,628	—
Net increase (decrease) in net assets from capital transactions	3,187,335	2,445,924

NET INCREASE (DECREASE) IN NET ASSETS	3,095,218	2,370,912

NET ASSETS:
Beginning of the period	—	—
End of the period	$3,095,218	$2,370,912

SHARES TRANSACTIONS
Subscriptions	150,000	100,000
Redemptions	(25,000)	—
Total increase (decrease) in shares outstanding	125,000	100,000

(a) Inception date of the Fund was February 5, 2026.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF
Period Ended March 31, 2026(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.16)
Net realized and unrealized gain (loss)(c)	(0.08)
Total from investment operations	(0.24)

ETF transaction fees per share	0.00 (g)
Net asset value, end of period	$24.76
TOTAL RETURN(d)	(0.93)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,095
Ratio of expenses to average net assets(e)	5.82%
Ratio of dividend and interest expense from borrowing on securities sold short to average net assets(e)	4.57%
Ratio of operational expenses to average net assets excluding dividends and interest expense from borrowing on securities sold short(e)	1.25%
Ratio of net investment income to average net assets(e)	(4.42)%
Portfolio turnover rate(d)(f)	4%

(a)	Inception date of the Fund was February 5, 2026.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

(g)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

FINQ FIRST U.S. Large Cap AI-Managed Equity ETF
Period Ended March 31, 2026(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$24.28

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.02)
Net realized and unrealized gain (loss)(c)	(0.52)
Total from investment operations	(0.57)

Net asset value, end of period	$23.71
TOTAL RETURN(d)	(2.35)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,371
Ratio of expenses to average net assets(e)	0.70%
Ratio of net investment income to average net assets(e)	(0.42)%
Portfolio turnover rate(d)(f)	46%

(a)	Inception date of the Fund was February 5, 2026.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

March 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF (the “AINT ETF”) and the FINQ FIRST U.S. Large Cap AI-Managed Equity ETF (the “AIUP ETF”) (each, a “Fund,” and collectively, the “Funds”) are each a non-diversified series of shares of beneficial interest of Tidal Trust I (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and FINQ AI, LLC (“FINQ” or the “Sub-Adviser”), serves as investment sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” Each Fund commenced operations on February 5, 2026.

The investment objective of the AINT ETF is to seek long-term capital appreciation and to achieve absolute returns. The investment objective of the AIUP ETF is to seek long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to Financial Statements

March 31, 2026 (Unaudited)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2026:

AINT ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$3,149,677	$—	$—	$3,149,677
Total Investments	$3,149,677	$—	$—	$3,149,677

Liabilities:
Investments:
Common Stocks	$(3,086,164)	$—	$—	$(3,086,164)
Total Investments	$(3,086,164)	$—	$—	$(3,086,164)

Notes to Financial Statements

March 31, 2026 (Unaudited)

AIUP ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,257,309	$—	$—	$2,257,309
Money Market Funds	114,512	—	—	114,512
Total Investments	$2,371,821	$—	$—	$2,371,821

Refer to the Schedules of Investments for further disaggregation of investment categories.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of March 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Notes to Financial Statements

March 31, 2026 (Unaudited)

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Short Sales (AINT ETF Only) - The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed security (also known as “covering” the short position) at a time when the security sold short has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its positions in a permissible manner. The Fund will be required to pledge its liquid assets to the broker to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short will be borne by the shareholders of the Fund.

Notes to Financial Statements

March 31, 2026 (Unaudited)

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Dollar-Neutral Strategy Risk (AINT ETF Only) . The Fund uses short positions in combination with long positions in a dollar-neutral strategy with the aim of profiting from the relative performance of assets, rather than from overall market movements. The Fund’s strategy may result in greater losses or lower positive returns than if the Fund held only long positions, and the Fund’s short positions could result in unlimited losses. Due to limited availability of shorts or other market factors, the Fund may be unable to match its long and short positions expressed in dollars for a period of time. The overall performance of the Fund depends on the net performance of its long and short positions, and it is possible for the Fund to experience a net loss across all positions. It is also possible that the Fund’s long positions will decline in value at the same time that securities underlying the Fund’s short positions increase in value, thereby increasing potential losses to the Fund.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Funds’ portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Exchange Traded Fund (“ETF”) Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk (AINT ETF Only). The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., short positions). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used. In addition, cash redemption costs could include brokerage costs or taxable gains or losses, which might not have otherwise been incurred if the redemption was fully in-kind.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate each Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Notes to Financial Statements

March 31, 2026 (Unaudited)

●	Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above each Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Funds will continue to be met or will remain unchanged. As a result, the Funds could be adversely affected and be unable to implement their investment strategies in the event of an unscheduled closing.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

High Portfolio Turnover Risk. The Funds may actively trade all or a significant portion of the securities in their portfolios. A high portfolio turnover rate increases transaction costs, which may increase the Funds’ expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Leverage Risk (AINT ETF Only). Leverage risk refers to the potential for increased volatility and losses in a portfolio due to the use of short positions or other financial instruments that may magnify gains and losses beyond the initial investment. Leverage could possibly create increased volatility for the Fund. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.

Limited Holdings Risk. Although the Funds do not intend to concentrate in any particular industry, they will hold a limited number of securities. As a result, they may be more volatile and have a greater risk of loss than more broadly diversified funds.

Notes to Financial Statements

March 31, 2026 (Unaudited)

Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Model’s implementation of the investment strategies for the Funds, subject to the oversight and monitoring of the Sub-Adviser.

Models and Data Risk. The Funds’ portfolio holdings are fully dependent on proprietary models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Funds’ portfolios that would have been excluded or included had the Models and Data been correct and complete. Additionally, technology risk arises from the use of computer models and algorithms; any technical failures, coding errors, or cybersecurity breaches could disrupt the Funds’ trading activities, potentially leading to significant financial losses and compromised data integrity.

New Fund Risk. The Funds are recently organized management investment companies with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Funds will grow to or maintain an economically viable size.

New Sub-Adviser Risk. The Sub-Adviser is a recently formed entity and has no experience with managing ETFs, which may limit the Sub-Adviser’s effectiveness.

Non-Diversification Risk. Because the Funds are “non-diversified,” they may invest a greater percentage of their assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Funds’ overall value to decline to a greater degree than if the Funds held more diversified portfolios.

Operational Risk. The Funds are subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Funds’ service providers, counterparties, or other third-parties, failed or inadequate processes and technology or systems failures. The Funds rely on third -parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Funds’ ability to meet their investment objectives. Although the Funds, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Sector Focus Risk. The Funds may invest a significant portion of their assets in one or more sectors and as a result will be more susceptible to the risks affecting those sectors. While the Funds’ sector exposure is expected to vary over time, the Funds anticipate that they may be subject to some or all of the sector-specific risks described below, and could be negatively impacted by market events or economic factors affecting such sectors.

●	Communications Sector Risk. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other fierce competitive pressures, including pricing competition. They may also be adversely affected by research and development costs, substantial capital requirements, and increased governmental regulation.

●	Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Notes to Financial Statements

March 31, 2026 (Unaudited)

●	Finance Sector Risk. Companies in the finance sector may underperform the broader markets due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the sector. Companies operating in the finance sector are subject to extensive government regulation, which may limit their ability to leverage their capital. Interest rates and banking fees are also regulated by federal and state authorities. Profitability is largely dependent on the availability and cost of deposit funds, as impacted by statutory reserve requirements which can fluctuate significantly when interest rates change, or the sector faces increased competition from less regulated competitors. The sector is also affected by ongoing technology investments in and upgrades to legacy systems in order to meet regulatory reporting requirements.

●	Healthcare Sector Risk. Companies’ profitability in the healthcare sector may be negatively impacted by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

●	Technology Sector Risk. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Short Sales Risk (AINT ETF Only). In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to -day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Notes to Financial Statements

March 31, 2026 (Unaudited)

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
AINT ETF	1.25%
AIUP ETF	0.70%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended March 31, 2026 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including the supervision and monitoring of the adaptive artificial intelligence framework that selects investments for each Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of each Fund’s average daily net assets. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

Notes to Financial Statements

March 31, 2026 (Unaudited)

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
AINT ETF	$751,307	$102,968
AIUP ETF	799,815	910,631

For the period ended March 31, 2026, there were no purchases or sales of long-term U.S. government securities.

For the period ended March 31, 2026, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
AINT ETF	$3,205,889	$664,962
AIUP ETF	2,442,321	—

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the periods ended March 31, 2026. Differences between the tax cost of investments and the cost noted in the Schedules of Investments will be determined at fiscal year-end. The Funds did not have any distributions for the period ended March 31, 2026.

Notes to Financial Statements

March 31, 2026 (Unaudited)

NOTE 8 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offer one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 3, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	June 3, 2026

* Print the name and title of each signing officer under his or her signature.